Parent Company Only Condensed Financial Information - Condensed statements of comprehensive loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operating expenses:
Selling, general and administrative	$ (171,467)	¥ (1,118,819)	¥ (689,379)	¥ (337,200)
Total operating expenses	(340,027)	(2,218,676)	(1,858,519)	(1,130,917)
Loss from operations	(102,581)	(669,337)	(1,858,614)	(1,130,917)
Other (expense)/income
Interest income	6,332	41,316	30,256	3,582
Interest expense	10,255	66,916	83,667	63,467
Equity in loss of subsidiaries, VIEs and VIEs' subsidiaries	(386)	(2,520)	(162,725)	(35,826)
Change in fair value of warrants and derivative liabilities	(41,736)	(272,327)	426,425
Investment (loss)/income, net	32,736	213,600	49,375	68,135
Foreign exchange loss	(1,030)	(6,719)	31,977	(3,726)
Others, net	4,501	29,372	1,949	(3,077)
Loss before income tax expense	(28,947)	(188,877)	(2,417,874)	(1,165,296)
Income tax benefit	(3,501)	(22,847)
Net loss	(23,243)	(151,657)	(2,438,536)	(1,532,318)
Accretion on convertible redeemable preferred shares to redemption value	(99,799)	(651,190)	(743,100)	(317,320)
Deemed dividend to preferred shareholders upon extinguishment, net (Note 23)			(217,362)
Effect of exchange rate changes on convertible redeemable preferred shares	1,665	10,862	117,391
Net loss attributable to ordinary shareholders of Li Auto Inc.	(121,377)	(791,985)	(3,281,607)	(1,849,638)
Net loss	(23,243)	(151,657)	(2,438,536)	(1,532,318)
Other comprehensive income/(loss), net of tax
Foreign currency translation adjustment, net of tax	(156,423)	(1,020,728)	2,851	12,954
Total comprehensive loss, net of tax	(179,666)	(1,172,385)	(2,435,685)	(1,519,364)
Parent company | Reportable legal entity
Operating expenses:
Selling, general and administrative	(1,444)	(9,424)	(5,114)	(14,643)
Total operating expenses	(1,444)	(9,424)	(5,114)	(14,643)
Loss from operations	(1,444)	(9,424)	(5,114)	(14,643)
Other (expense)/income
Interest income	685	4,467	20,505	598
Interest expense			(9,332)
Equity in loss of subsidiaries, VIEs and VIEs' subsidiaries	(79,708)	(520,093)	(2,031,371)	(1,487,183)
Change in fair value of warrants and derivative liabilities	41,736	272,327	(426,425)
Investment (loss)/income, net	16,371	106,823	14,880	(28,780)
Foreign exchange loss	(898)	(5,861)	(1,084)	(2,310)
Others, net	15	104	(595)
Loss before income tax expense	(23,243)	(151,657)	(2,438,536)	(1,532,318)
Net loss	(23,243)	(151,657)	(2,438,536)	(1,532,318)
Accretion on convertible redeemable preferred shares to redemption value	(99,799)	(651,190)	(743,100)	(317,320)
Deemed dividend to preferred shareholders upon extinguishment, net (Note 23)			(217,362)
Effect of exchange rate changes on convertible redeemable preferred shares	1,665	10,862	117,391
Net loss attributable to ordinary shareholders of Li Auto Inc.	(121,377)	(791,985)	(3,281,607)	(1,849,638)
Net loss	(23,243)	(151,657)	(2,438,536)	(1,532,318)
Other comprehensive income/(loss), net of tax
Foreign currency translation adjustment, net of tax	(156,423)	(1,020,728)	2,851	12,954
Total comprehensive loss, net of tax	$ (179,666)	¥ (1,172,385)	¥ (2,435,685)	¥ (1,519,364)